Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 371	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 372	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Copies to:

David R. Carson President 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	Donald J. Mendelsohn, Esq. Thompson Hine, LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202 (513) 352-6546
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 17, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 367 (“PEA No. 367”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 6, 2016, and pursuant to Rule 485(a)(2) would become effective on December 20, 2016.

This Post-Effective Amendment No. 371 is being filed pursuant to Rule 485(b)(1)(iii) on December 12, 2016 for the sole purpose of designating January 17, 2017 as the new date upon which PEA No. 367 shall become effective.

This Post-Effective Amendment No. 371 incorporates by reference the information contained in Parts A, B and C of PEA No. 367.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 371 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on December 9, 2016.

UNIFIED SERIES TRUST

By:	/s/ David J. Carson*
David J. Carson, President

Attest:

By:	/s/ Zachary Richmond*
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date

/s/ David J. Carson*	President	December 9, 2016
David J. Carson

/s/ Zachary Richmond*	Treasurer and CFO	December 9, 2016
Zachary Richmond

/s/ Daniel Condon*	Trustee	December 9, 2016
Daniel Condon

/s/ Gary E. Hippenstiel*	Trustee	December 9, 2016
Gary E. Hippenstiel

/s/ Stephen Little*	Trustee	December 9, 2016
Stephen Little

/s/ Ronald Tritschler*	Trustee	December 9, 2016
Ronald Tritschler

/s/ Nancy V. Kelly*	Trustee	December 9, 2016
Nancy V. Kelly

/s/ Kenneth Grant*	Trustee	December 9, 2016
Kenneth Grant

*/s/ Bo J. Howell
Bo J. Howell, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated February 15, 2016 and filed with Registrant’s registration statement on Form N-1A on March 29, 2016 and incorporated herein by reference.